Securities	12 Months Ended
Dec. 31, 2014
Trading Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2014:
U.S. government agencies	$14,443	$4	$(67)	$14,380
State and political subdivisions	4,841	105	––	4,946
Equity securities	4	18	––	22

	$19,288	$127	$(67)	$19,348

Available-for-sale Securities:
December 31, 2013:
U.S. government agencies	$21,000	$––	$(849)	$20,151
State and political subdivisions	6,196	191	––	6,387
Equity securities	4	22	––	26

	$27,200	$213	$(849)	$26,564

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value

	(In thousands)
Held-to-maturity Securities:
December 31, 2014:
State and political subdivisions	$450	$1	$––	$451

December 31, 2013:
State and political subdivisions	$955	$15	$––	$970

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

	(In thousands)

Within one year	$855	$879	$355	$356
One to five years	16,173	16,152	95	95
Five to ten years	2,256	2,295	––	––

	19,284	19,326	450	451

Equity securities	4	22	––	––

Totals	$19,288	$19,348	$450	$451

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $19.5 million and $19.6 million at December 31, 2014 and 2013, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2014 and 2013, was $7.1 million and $20.2 million, which represented approximately 35.7% and 73.2%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

		(In thousands)

US Government agencies	$1,141	$(2)	$5,935	$(65)	$7,076	$(67)

Total temporarily impaired securities	$1,141	$(2)	$5,935	$(65)	$7,076	$(67)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

		(In thousands)

US Government agencies	$20,151	$(849)	$—	$—	$20,151	$(849)

Total temporarily impaired securities	$20,151	$(849)	$—	$—	$20,151	$(849)

U. S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U. S. Government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

For the year ended December 31, 2014, proceeds from the sale of investment securities available-for-sale were $562,000, with gross realized gains of $27,000, and gross losses of zero. The gain is included in realized gains on sales of available-for-sale securities, net in the noninterest income section of the statement of income. There were no investment sales for the year ended December 31, 2013.